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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5399

The New America High Income Fund, Inc
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA			02109
(Address of principal executive offices)			(Zip code)

Ellen E. Terry, 33 Broad St., Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/21 - 6/30/21

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

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Item 1.	Report to Stockholders

August 5, 2021

Dear Shareholder,

We are pleased to report to our shareholders on the results of The New America High Income Fund (the "Fund") for the six month period ended June 30, 2021. The Fund's net asset value (the "NAV") was $10.01 as of June 30th. The market price for the Fund's shares ended the period at $9.23, representing a market price discount of 7.8%. The Fund paid dividends totaling $0.25 per share from earnings during the six month period. Based upon the current rate, the annualized dividend yield on a share of common stock purchased at the year-end 2020 price of $8.68 was 6.9%.

As of June 30th, the Fund's outstanding borrowing through its credit facility (the "Facility") with the Bank of Nova Scotia was $84 million, unchanged from borrowings at year-end. The borrowing represented approximately 26% of the Fund's total assets. Amounts borrowed under the Facility bear interest at an adjustable rate based on a margin above the London Inter-bank Offered Rate. The interest rate on the Facility as of June 30th was 0.95%, an attractive spread relative to the portfolio's market value-weighted average current yield of 6.08% on June 30th. The average rate paid during the period on the borrowings was 0.97%, compared with the average rate paid during 2020 of 1.53%. The Fund's leverage contributed approximately 24% of the net income earned for the six month period ended June 30, 2021, an increase from the leverage contribution to income of approximately 21% for the year ended December 31, 2020.

We remind our shareholders that there is no certainty that the dividend will remain at the current level. The dividend can be affected by portfolio results, the cost and amount of leverage, market conditions, the extent to which the portfolio is fully invested, and operating expenses, among other factors. Leverage magnifies the effect of price movements on the Fund's NAV per share. The Fund's leverage increases the Fund's total return in periods of positive high yield market performance, such as the first six months of this year. Of course, the opposite is true in an unfavorable high yield market.

	Total Returns for the Periods Ending June 30, 2021
	1 Year	3 Years Cumulative
New America High Income Fund (Stock Price and Dividends)*	27.71%	35.14%
New America High Income Fund (NAV and Dividends)*	19.75%	30.78%
Credit Suisse High Yield Index	15.69%	21.73%

Sources: Credit Suisse and The New America High Income Fund, Inc.

Past performance is no guarantee of future results. Total returns are calculated by determining the percentage change in net asset value or market price (as applicable) and assumes the reinvestment of dividends. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted.

The Credit Suisse High Yield Index is an unmanaged index. Unlike the Fund, the Index has no trading activity, expenses or leverage.

*  Returns are historical and are calculated by determining the percentage change in NAV or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Because the Fund's shares may trade at either a discount or premium to the Fund's NAV per share, returns based upon the stock price and dividends will tend to differ from those derived from the underlying change in NAV and dividends. The variance between the Fund's total return based on stock price and dividends and the total return based on the Fund's NAV and dividends is due to the narrowing of the stock price discount to the NAV over the last year.

Commentary by T. Rowe Price Associates, Inc.
Market Review

The high yield market returned 3.89% for the six month period ended June 30, 2021, according to the Credit Suisse High Yield Index (the "Index"). Early in the reporting period, new stimulus measures fueled higher expectations for growth and worries about potential inflation, driving a rise in U.S. Treasury yields. Longer-term yields on government bonds moved sharply higher during the period, with the yield on the benchmark 10-year note jumping from 0.93% to 1.74%, its highest level since late 2019. The accelerated rollout of the Covid-19 vaccine seemed to further boost investor confidence. By the end of March, nearly one-third of Americans had received their first dose of the vaccine. As the third wave of the corona virus abated, many states began to reopen. As they did, hiring resumed, particularly in the hospitality and leisure industries. The economic rebound and lingering supply chain disruptions led to price pressures in some sectors of the economy. In May the U.S. Department of Labor reported that core consumer prices (excluding food and energy) jumped by 0.9% in April, the most in nearly four decades and roughly triple consensus estimates. Core prices rose another 0.7% the following month, and the headline increase in consumer prices for the year ended May 31, 2021, hit 5%, the most since 2008. Market reaction to the inflation news was muted, as investors seemed reassured by repeated statements from the Federal Reserve (the "Fed") officials that inflationary pressures were likely transitory and primarily due to pandemic-related supply constraints. Fed Chair Jerome Powell revealed that Fed officials have begun to discuss slowing the central bank's monthly bond purchases, the first step toward eventually raising interest rates. The Fed's June Summary of Economic Projections showed that policymakers now expect two rate hikes by the end of 2023, indicating a faster pace of tightening than previously projected.

Technical conditions in the high yield market were mixed during the first quarter. Despite modest cash outflows from dedicated high yield mutual funds, strong demand for high yield bonds from multi-sector strategy funds and institutional investors helped to absorb a record $160 billion in new issuance between January and March. The majority of the cash raised by issuers in the first quarter was used to refinance existing debt, allowing companies to lower financing costs, extend maturities, bolster liquidity, and repair balance sheets. In May and June new issue proceeds were increasingly directed toward acquisition financing and leveraged buyout activity. High yield issuance moderated later in the period, although it was still quite high by historical standards; notably, the percentage of total issuance by CCC rated companies was the largest since 2008, driven, in part, by investors' reach for yield. The yield on the Index declined to a record low 4.19% in June and yield spreads compressed to 358 basis points as equities and Treasuries rallied amid growing confidence that recent inflationary pressures will prove transitory. The J.P. Morgan par-weighted default rate decreased to 1.63% from 6.17% in December 2020, and now sits well below the 2.63% seen in December 2019, before the onset of the global pandemic.

Strategy Review

As the high yield market struggled with historically expensive valuations, our higher-quality energy positioning and select investments in convertible bonds of some of our highest conviction names supported the portfolio's relative performance. Overall, we maintained our disciplined, risk-aware positioning with overweight allocations to the cable operators and utilities segments. Within the energy industry, we broadly avoided distressed names in favor of issuers with larger asset bases and more durable business models. We maintained an overweight to large, diversified, and well-capitalized midstream companies that tend to have contractual-based revenue models as well as an overweight to relatively high-quality exploration and production ("E&P") names.

Security selection within the BB rating tier added to performance, in large part, due to the portfolio's overweight positions in fallen angels Occidental Petroleum and Continental Resources. These E&P companies benefited from a surge in oil prices during the period and improved fundamentals, as both management teams remained focused on executing their debt reduction plans. Additionally, our positioning in the longer-dated issues within these capital structures enabled the portfolio to benefit from the rally in rates.

Credit selection in the health care segment aided relative performance. Avantor is a leading provider of product and service solutions to laboratory and production companies. Increasing demand for its products supported the company's performance, and management has continued to execute on its deleveraging strategy. The strength of the company's balance sheet should enable Avantor to move forward with its strategic plans for vertically integrated merger and acquisition transactions.

Credit selection in the satellites industry contributed to relative performance, partly due to Intelsat, which operates the world's first globalized network. The secured debt traded higher after the company reached an agreement with some of its creditors and filed a financial reorganization plan that could significantly reduce debt and enable Intelsat to pay down secured bonds and loans owned by the Fund upon exit from bankruptcy. The reorganization plan positions the company to potentially emerge from bankruptcy in the second half of 2021. Our investment team has closely followed developments in this credit story for several years. When the company filed for bankruptcy in May 2020 we saw an excellent risk/reward opportunity in the secured part of the capital structure based on our fundamental view that the value of the core business covers the company's secured debt.

Security selection within the CCC rating tier was a relative performance detractor, largely because we did not own many of the lower-quality, and in our view, more fundamentally-challenged names that continued to drive performance against a backdrop of easy access to capital and rising commodity prices. With a total return of 7.84% in the first half of the year, CCCs outperformed the 3.49% total return of B rated issues and 2.37% total return of BB rated issues. Our investment team continued to execute our investment process by maintaining a risk-aware, disciplined approach, which meant we did not chase gains seen in the more speculative areas of the market.

Credit selection within the financials segment detracted from performance largely due to the portfolio's underweight in diversified holding company Icahn Enterprises. The company's portfolio, which has large public equity holdings, performed well alongside the rally seen in the broad equity market during the first half of 2021. We underweighted the position because during the market volatility of 2020, the company's portfolio experienced a decline in value of more than 65%. In our view, this type of volatility in the portfolio's NAV is unacceptable for a BB rated credit.

Outlook

We remain constructive on credit risk overall. Companies that were among the hardest hit by the pandemic shutdown are likely to experience significant recoveries as the economy continues to reopen. Many issuers in the entertainment and leisure industries could move from near-zero earnings to having a meaningful boost in revenues, which should create a supportive environment for taking credit risk. Nevertheless, we are mindful of valuations and remain committed to controlling risk exposures despite our benign default expectations for the year ahead.

After a period in which a record number of downgrades of formerly investment grade rated issues entered the high yield asset class, the market could be on the verge of a sea change. Given the rebound in earnings, balance sheet repair, and the liquidity that has been afforded the broad market, we believe rising stars could be a prominent theme in the high yield asset class over the medium term. Identifying upgrade candidates among the relatively higher-quality high yield bond rating tier could create significant opportunities

As always, we aim to deliver high current income while seeking to contain the volatility inherent in this market. Our team maintains a commitment to credit research and risk-conscious investing that has led to favorable returns for our high yield clients over various market cycles.

Sincerely,

Ellen E. Terry President The New America High Income Fund, Inc.	Rodney Rayburn Vice President T. Rowe Price Associates, Inc.

Past performance is no guarantee of future results. The views expressed in this update are as of the date of this letter. These views and any portfolio holdings discussed in the update are subject to change at any time based on market or other conditions. The Fund and T. Rowe Price Associates, Inc. disclaim any duty to update these views, which may not be relied upon as investment advice. In addition, references to specific companies' securities should not be regarded as investment recommendations or indicative of the Fund's portfolio as a whole.

The New America High Income Fund, Inc.

Industry Summary June 30, 2021 (Unaudited)	As a Percent of Total Investments*
Energy	12.06%
Cable Operators	9.62%
Healthcare	8.25%
Services	7.44%
Financial	6.78%
Broadcasting	5.33%
Automotive	5.19%
Gaming	4.75%
Utilities	4.28%
Satellites	3.84%
Metals & Mining	3.81%
Entertainment & Leisure	3.45%
Information Technology	2.96%
Airlines	2.85%
Wireless Communications	2.72%
Food/Tobacco	1.71%
Supermarkets	1.69%
Building & Real Estate	1.39%
Retail	1.35%
Chemicals	1.35%
Aerospace & Defense	1.30%
Manufacturing	1.21%
Container	1.20%
Building Products	1.12%
Lodging	1.03%
Restaurants	0.99%
Other Telecommunications	0.93%
Consumer Products	0.75%
Real Estate Investment Trust Securities	0.40%
Transportation	0.25%
Total Investments	100.00%

*  Percentages do not match the industry percentages in the Schedule of Investments because due to the Fund's leverage total investments exceed net assets by 1.33 times.

Moody's Investors Service Ratings (1) June 30, 2021 (Unaudited)	As a Percent of Total Investments
Baa1	0.38%
Baa2	0.21%
Baa3	1.78%
Total Baa	2.37%
Ba1	6.95%
Ba2	9.85%
Ba3	15.32%
Total Ba	32.12%
B1	13.74%
B2	13.27%
B3	15.33%
Total B	42.34%
Caa1	12.19%
Caa2	5.10%
Caa3	0.28%
Total Caa	17.57%
Unrated	2.41%
Equity	3.19%
Total Investments	100.00%

(1)  SOURCE: Moody's Investors Service, Inc. This table compiles the ratings assigned by Moody's to the Fund's holdings.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — 117.79% (d)(f)
Aerospace & Defense — 1.36%
$325	Bombardier, Inc., Senior Notes, 7.50%, 3/15/25 (g)	Caa2	$333
1,830	Transdigm Holdings UK, plc, Senior Notes, 6.25%, 03/15/26 (g)	Ba3	1,931
115	Transdigm Holdings UK, plc, Senior Notes, 7.50, 03/15/27	B3	122
730	Transdigm Holdings UK, plc, Senior Notes, 8%, 12/15/25 (g)	Ba3	787
			3,173
Airlines — 2.86%
925	American Airlines Inc., Senior Notes, 5.50%, 04/20/26 (g)	Ba2	980
1,015	American Airlines Inc., Senior Notes, 5.75%, 04/20/29 (g)	Ba2	1,097
720	American Airlines Inc., Senior Notes, 11.75%, 07/15/25 (g)	Ba3	904
135	Delta Airlines, Senior Notes, 4.50%, 10/20/25 (g)	Baa1	146
495	Delta Airlines, Senior Notes, 4.75%, 10/20/28 (g)	Baa1	551
550	Delta Airlines, Senior Notes, 7%, 05/01/25 (g)	Baa2	643
725	Delta Airlines, Senior Notes, 7.375%, 01/15/26	Baa3	851
285	Hawaiian Miles Loyalty, Ltd., Senior Notes, 5.75%, 01/20/26 (g)	Ba3	305
760	Mileage Plus Holdings, LLC, Senior Notes, 6.50%, 06/20/27 (g)	Baa3	837
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$355	United Airlines Holdings, Inc., Senior Notes, 4.625%, 04/15/29 (g)	Ba1	$367
			6,681
Automotive — 6.92%
810	Adient Global Holdings, Senior Notes, 4.875%, 08/15/26 (g)	B3	833
655	Adient US, LLC, Senior Notes, 9%, 04/15/25 (g)	Ba3	720
3,215	Clarios Global LP, Senior Notes, 8.50%, 05/15/27 (g)	Caa1	3,504
76	Clarios Global LP, Senior Secured Notes, 6.25%, 05/15/26 (g)	B1	81
50	Dana Financing Luxembourg Sarl, Senior Notes, 5.75%, 04/15/25 (g)	B2	52
455	Dana Inc., Senior Notes, 5.625%, 06/15/28	B2	490
700	Ford Motor Company, Senior Notes, 8.50%, 04/21/23	Ba2	781
1,185	Ford Motor Company, Senior Notes, 9%, 04/22/25	Ba2	1,460
480	Ford Motor Credit Company, LLC, Senior Notes, 9.625%, 04/22/2030	Ba2	687
1,123	Goodyear Tire and Rubber Company, Senior Notes, 5%, 07/15/29 (g)	B2	1,174
620	Goodyear Tire and Rubber Company, Senior Notes, 5.25%, 07/15/31 (g)	B2	646
265	Goodyear Tire and Rubber Company, Senior Notes, 9.50%, 05/31/25	B2	296

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
$445	Jaguar land Rover Automotive Plc, Senior Notes, 7.75%, 10/15/25 (g)	B1	$488
535	LCM Investments Holdings II, LLC, Senior Notes, 4.875%, 05/01/29 (g)	B2	548
490	Lithia Motors, Inc., Senior Notes, 3.875%, 06/01/29 (g)	Ba2	507
435	Meritor, Inc., Senior Notes, 6.25%, 06/01/25 (g)	B1	461
475	Metis Merger, LLC, Senior Notes, 6.50%, 05/15/29 (g)	Caa2	468
590	Navistar International Corporation, Senior Notes, 9.50%, 05/01/25 (g)	B2	632
915	Tenneco Inc., Senior Notes, 5%, 07/15/26	Caa1	910
530	Tenneco Inc., Senior Notes, 5.125%, 04/15/29 (g)	Ba3	544
285	Tenneco Inc., Senior Notes, 5.375%, 12/15/24	Caa1	286
385	Tenneco Inc., Senior Notes, 7.875%, 01/15/29 (g)	Ba3	434
155	TI Automotive Finance, Senior Notes, 3.75%, 04/15/29 (g) (EUR)	B3	185
			16,187
Broadcasting — 7.10%
365	Clear Channel Outdoor Holdings, Inc., Senior Notes, 5.125%, 08/15/27 (g)	B1	373
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$540	Clear Channel Outdoor Holdings, Inc., Senior Notes, 7.50%, 06/01/29 (g)	Caa2	$558
1,080	Clear Channel Outdoor Holdings, Inc., Senior Notes, 7.75%, 04/15/28 (g)	Caa2	1,131
220	Diamond Sports Group, LLC, Senior Notes, 5.375%, 08/15/26 (g)	B2	142
765	Diamond Sports Group, LLC, Senior Notes, 6.625%, 08/15/27 (g)	Caa2	375
5,169	iHeart Communications, Inc., Senior Notes, 8.375%, 05/01/27	Caa1	5,537
1,635	MDC Partners, Inc., Senior Notes, 7.50%, 05/01/24 (g)	B3	1,655
355	Nexstar Broadcasting, Inc., Senior Notes, 4.75%, 11/01/28 (g)	B2	365
170	Nielsen Finance LLC, Senior Notes, 4.50%, 07/15/29 (g)	B2	171
220	Nielsen Finance LLC, Senior Notes, 4.75%, 07/15/31 (g)	B2	220
450	Nielsen Finance LLC, Senior Notes, 5.625%, 10/01/28 (g)	B2	476
145	Outfront Media Capital, LLC, Senior Notes, 4.25%, 01/15/29 (g)	B2	146
65	Outfront Media Capital, LLC, Senior Notes, 5%, 08/15/27 (g)	B2	67
215	Scripps Company., Senior Notes, 5.375%, 01/15/31 (g)	Caa1	214
1,105	Sirius XM Radio, Inc., Senior Notes, 4%, 07/15/28 (g)	Ba3	1,138

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
$620	Sirius XM Radio, Inc., Senior Notes, 5%, 08/01/27 (g)	Ba3	$649
1,130	Terrier Media Buyer, Inc., Senior Notes, 8.875%, 12/15/27 (g)	Caa1	1,220
433	Townsquare Media, Inc., Senior Notes, 6.875%, 02/01/26 (g)	B2	462
780	Univision Communications, Inc., Senior Notes, 4.50%, 05/01/29 (g)	B1	786
580	Univision Communications, Inc., Senior Notes, 6.625%, 06/01/27 (g)	B2	627
280	Univision Communications, Inc., Senior Notes, 9.50%, 05/01/25 (g)	B2	309
			16,621
Building & Real Estate — 1.85%
455	Brookfield Residential Properties, Senior Notes, 5%, 06/15/29 (g)	B2	459
755	Cushman & Wakefield U.S. Borrower, LLC, Senior Notes, 6.75%, 05/15/28 (g)	Ba3	815
645	Howard Hughes Corporation, Senior Notes, 4.125%, 02/01/29 (g)	Ba3	645
345	Howard Hughes Corporation, Senior Notes, 4.375%, 02/01/31 (g)	Ba3	343
570	Howard Hughes Corporation, Senior Notes, 5.375%, 08/01/28 (g)	Ba3	603
150	Realogy Group LLC, Senior Notes, 7.625%, 06/15/25 (g)	B1	163
400	Realogy Group LLC, Senior Notes, 9.375%, 04/01/27 (g)	B3	444
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$225	Taylor Morrison Communities, Inc., Senior Notes, 5.125%, 08/01/30 (g)	Ba3	$243
425	Taylor Morrison Communities, Inc., Senior Notes, 5.875%, 04/15/23 (g)	Ba3	453
160	Weekley Homes LLC, Senior Notes, 4.875%, 09/15/28 (g)	Ba3	165
			4,333
Building Products — 1.49%
120	CP Atlas Buyer, Inc., Senior Notes, 7%, 12/01/28 (g)	Caa2	124
445	Forterra Finance LLC, Senior Notes, 6.50%, 07/15/25 (g)	B2	479
355	Mercer International, Inc., Senior Notes, 5.125%, 02/01/29 (g)	Ba3	366
80	Mercer International, Inc., Senior Notes, 5.50%, 01/15/26	Ba3	82
295	New Enterprise Stone and Lime Company, Inc., Senior Notes, 6.25%, 03/15/26 (g)	B1	304
470	PGT Innovations, Inc., Senior Notes, 6.75%, 08/01/26 (g)	B2	495
130	SRS Distribution, Inc., Senior Notes 6.125%, 07/01/29 (g)	Caa2	134
395	Specialty Building Products Holdings, LLC, Senior Note, 6.375%, 09/30/26 (g)	B3	413
290	Summit Materials LLC, Senior Notes, 5.125%, 06/01/25 (g)	B1	294
120	Summit Materials LLC, Senior Notes, 5.25%, 01/15/29 (g)	B1	127
640	Summit Materials LLC, Senior Notes, 6.50%, 03/15/27 (g)	B1	675
			3,493

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
Cable Operators — 12.82%
$1,285	Altice Financing S.A., Senior Notes, 5%, 01/15/28 (g)	B2	$1,264
2,340	Altice France Holding S.A., Senior Notes, 6%, 02/15/28 (g)	Caa1	2,322
810	Altice France Holding S.A., Senior Notes, 10.50%, 05/15/27 (g)	Caa1	900
1,270	Altice France S.A., Senior Notes, 5.125%, 07/15/29 (g)	B2	1,273
605	Altice France S.A., Senior Notes, 8.125%, 02/01/27 (g)	B2	659
475	C&W Senior Financing Designated Activity, Senior Notes, 6.875%, 09/15/27 (g)	B2	506
200	Cablevision Lightpath LLC, Senior Notes, 5.625%, 09/15/28 (g)	Caa1	204
1,090	CCO Holdings, LLC, Senior Notes, 4.50%, 06/01/33 (g)	B1	1,112
845	CCO Holdings, LLC, Senior Notes, 4.50%, 05/01/32	B1	872
2,260	CCO Holdings, LLC, Senior Notes, 5.00%, 02/01/28 (g)	B1	2,370
1,658	CCO Holdings, LLC, Senior Notes, 5.125%, 05/01/27 (g)	B1	1,739
680	CCO Holdings, LLC, Senior Notes, 5.375%, 06/01/29 (g)	B1	740
1,130	CCO Holdings, LLC, Senior Notes, 5.50%, 05/01/26 (g)	B1	1,165
425	CSC Holdings, LLC, Senior Notes, 5%, 11/15/31 (g)	B3	427
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$1,410	CSC Holdings, LLC, Senior Notes, 6.50%, 02/01/29 (g)	Ba3	$1,562
895	CSC Holdings, LLC, Senior Notes, 7.50%, 04/01/28 (g)	B3	982
425	Dish DBS Corporation, Senior Notes, 5.125%, 06/01/29 (g)	B2	419
225	Dish DBS Corporation, Senior Notes, 5.875%, 11/15/24	B2	241
665	Dish DBS Corporation, Senior Notes, 7.375%, 07/01/28	B2	713
810	Dish DBS Corporation, Senior Notes, 7.75%, 07/01/26	B2	915
225	LCPR Senior Secured Notes, 6.75%, 10/15/27 (g)	B1	242
770	Netflix, Inc., Senior Notes, 5.375%, 11/15/29 (g)	Ba1	934
1,555	Netflix, Inc., Senior Notes, 5.875%, 11/15/28	Ba1	1,907
2,625	Netflix, Inc., Senior Notes, 6.375%, 05/15/29	Ba1	3,347
570	Radiate Holdco LLC, Senior Notes, 6.50%, 09/15/28 (g)	Caa1	598
490	Virgin Media Secured Finance, Plc, Senior Notes, 5.50%, 08/15/26 (g)	Ba3	505
890	VMed O2 UK Financing I, plc, Senior Notes, 4.75%, 07/15/31 (g)	(e)	903
270	VTR Finance B.V., Senior Notes, 6.375%, 07/15/28 (g)	B1	287
845	Ziggo Bond Finance B.V., Senior Notes, 6%, 01/15/27 (g)	B3	882
			29,990

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
Chemicals — 1.79%
$366	Compass Minerals International, Inc., Senior Notes, 6.75%, 12/01/27 (g)	B1	$393
460	CVR Partners, L.P., Senior Notes, 6.125%, 06/15/28 (g)	B2	471
630	GPD Companies, Inc,. Senior Notes, 10.125%, 04/01/26 (g)	B3	684
200	Kraton Polymers LLC, Senior Notes, 5.25%, 05/15/26 (g)(EUR)	B2	243
480	Methanex Corporation, Senior Notes, 5.125%, 10/15/27	Ba1	517
280	Methanex Corporation, Senior Notes, 5.25%, 12/15/29	Ba1	302
410	Methanex Corporation, Senior Notes, 5.65%, 12/01/44	Ba1	426
615	SCIH Salt Holdings, Inc., Senior Notes, 4.875%, 05/01/28 (g)	B3	613
520	Univar Solutions USA, Senior Notes, 5.125%, 12/01/27 (g)	B1	547
			4,196
Consumer Products — .45%
105	CD&R Smokey Buyer, Inc., Senior Notes, 6.75%, 07/15/25 (g)	B2	113
93	Life Time Inc, Senior Notes, 5.75%, 01/15/26 (g)	B3	96
145	Mattel Inc., Senior Notes, 5.45%, 11/01/41	B1	166
325	Mattel Inc., Senior Notes, 5.875%, 12/15/27 (g)	Ba2	354
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$260	Mattel Inc., Senior Notes, 6.20%, 10/01/40	B1	$320
			1,049
Container — 1.60%
1,005	Ardagh Packaging Finance plc, Senior Notes, 4%, 09/01/29 (g)	B3	994
400	Ardagh Packaging Finance plc, Senior Notes, 5.25%, 04/30/25 (g)	B1	420
310	Mauser Packaging Solutions, Senior Notes, 7.25%, 04/15/25 (g)	Caa3	304
235	Mauser Packaging Solutions, Senior Notes, 8.50%, 04/15/24 (g)	B3	243
325	Pactiv Corporation, Senior Notes, 7.95%, 12/15/25	Caa1	366
102	Pactiv Corporation, Senior Notes, 8.375%, 04/15/27	Caa1	117
1,200	Trivium Packaging Finance B.V., Senior Notes, 8.50%, 08/15/27 (g)	Caa2	1,305
			3,749
Energy — 13.08%
285	Aethon United BR, LP, Senior Notes, 8.25% 02/15/26 (g)	B3	309
430	Apache Corporation, Senior Notes, 4.625%, 11/15/25	Ba1	463
420	Apache Corporation, Senior Notes, 4.875%, 11/15/27	Ba1	454
30	Apache Corporation, Senior Notes, 6%, 01/15/37	Ba1	34
275	Cheniere Energy Partners, L.P., Senior Notes, 5.625%, 10/01/26	Ba2	285

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
$900	Citgo Holding, Inc., Senior Notes, 9.25%, 08/01/24 (g)	Caa1	$918
800	Citgo Petroleum Corporation, Senior Notes, 7%, 06/15/25 (g)	B3	832
530	Comstock Resources, Inc., Senior Notes, 5.875%, 01/15/30 (g)	B3	541
340	Comstock Resources, Inc., Senior Notes, 6.75%, 03/01/29 (g)	B3	361
720	Continental Resources, Inc., Senior Notes, 4.90%, 06/01/44	Ba1	814
695	Continental Resources, Inc., Senior Notes, 5.75%, 01/15/31 (g)	Ba1	831
230	CrownRock , L.P., Senior Notes, 5.625%, 10/15/25 (g)	B2	238
795	DCP Midstream, LLC, Senior Notes, 6.75%, 09/15/37 (g)	Ba1	956
540	DCP Midstream, LLC, Senior Notes, 7.375%, (h)	Ba3	526
470	DCP Midstream, LLC, Senior Notes, 8.125%, 08/16/30	Ba1	625
598	Endeavor Energy Resources, L.P., Senior Notes. 5.75%, 01/30/28 (g)	Ba3	635
110	Endeavor Energy Resources, L.P., Senior Notes. 6.625%, 07/15/25 (g)	Ba3	118
135	EQT Corporation, Senior Notes, 5%, 01/15/29	Ba2	151
90	EQT Corporation, Senior Notes, 7.375%, 02/01/25	Ba2	105
700	EQT Corporation, Senior Notes, 8.25%, 02/01/30	Ba2	908
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$765	Exterran NRG Solutions, Senior Notes, 8.125%, 05/01/25	B3	$677
440	Gulfport Energy Corporation, Senior Notes, 8%, 05/17/26 (g)	B3	469
60	Hess Corporation, Senior Notes, 7.875%, 10/01/29	Ba1	82
245	HilCorp Energy, L.P., Senior Notes, 5.75%, 02/01/29 (g)	Ba3	255
275	HilCorp Energy, L.P., Senior Notes, 6%, 02/01/31 (g)	Ba3	291
605	Independence Energy Finance LLC, Senior Notes, 7.25%, 05/01/26 (g)	B2	637
1,475	Magnolia Oil and Gas Operating LLC, Senior Notes, 6%, 08/01/26 (g)	B3	1,519
635	NGL Energy Partners L.P., Senior Notes, 7.50%, 11/01/23	Caa1	624
1,780	NGL Energy Partners L.P., Senior Notes, 7.50%, 02/01/26 (g)	B1	1,865
345	Nustar Logistics, L.P., Senior Notes, 5.75%, 10/01/25	Ba3	374
1,190	Nustar Logistics, L.P., Senior Notes, 6%, 06/01/26	Ba3	1,291
310	Occidental Petroleum Corporation, Senior Notes, 6.125%, 01/01/31	Ba2	363
290	Occidental Petroleum Corporation, Senior Notes, 6.375%, 09/01/28	Ba2	335
100	Occidental Petroleum Corporation, Senior Notes, 6.45%, 09/15/36	Ba2	119

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
$165	Occidental Petroleum Corporation, Senior Notes, 7.50%, 05/01/31	Ba2	$207
140	Occidental Petroleum Corporation, Senior Notes, 7.875%, 09/15/31	Ba2	179
790	Occidental Petroleum Corporation, Senior Notes, 7.95%, 06/15/39	Ba2	1,011
470	Occidental Petroleum Corporation, Senior Notes, 8%, 07/15/25	Ba2	561
625	Occidental Petroleum Corporation, Senior Notes, 8.50%, 07/15/27	Ba2	785
1,190	Occidental Petroleum Corporation, Senior Notes, 8.875%, 07/15/30	Ba2	1,587
455	Ovintiv Exploration, Inc., Senior Notes, 5.625%, 07/01/24	Ba1	506
215	Range Resources, Corporation, Senior Notes, 8.25%, 01/15/29 (g)	B2	242
530	Range Resources, Corporation, Senior Notes, 9.25%, 02/01/26	B2	584
320	Solaris Midstream Holdings, LLC, Senior Notes, 7.625%, 04/01/26 (g)	B3	338
39	Summit Midstream Partners, LP, Senior Notes, 9.50%, (a)(h)	Caa3	31
371	Tallgrass Energy Partners, L.P., Senior Notes, 5.50%, 09/15/24 (g)	B1	377
345	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 03/01/27 (g)	B1	355
450	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 12/31/30 (g)	B1	468
370	Tallgrass Energy Partners, L.P., Senior Notes, 7.50%, 10/01/25 (g)	B1	405
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$675	Targa Resources Partners, L.P., Senior Notes, 4%, 01/15/32 (g)	Ba2	$693
295	Targa Resources Partners, L.P., Senior Notes, 6.50%, 07/15/27	Ba2	320
435	Targa Resources Partners, L.P., Senior Notes, 6.875%, 01/15/29	Ba2	489
151	Transocean Phoenix 2, Ltd., Senior Notes, 7.75%, 10/15/24 (g)	(e)	156
239	Transocean Pontus, Ltd., Senior Notes, 6.125%, 08/01/25 (g)	Caa1	241
182	Transocean Proteus, Ltd., Senior Notes, 6.25%, 12/01/24 (g)	(e)	183
450	USA Compression Partners, L.P., Senior Notes, 6.875%, 04/01/26	B3	471
390	USA Compression Partners, L.P., Senior Notes, 6.875%, 09/01/27	B3	414
945	Vine Energy Holdings, LLC, Senior Notes, 6.75%, 04/15/29 (g)	B3	995
			30,603
Entertainment & Leisure — 4.60%
1,065	Carnival Corporation, Senior Notes, 7.625%, 03/01/26 (g)	B2	1,157
525	Carnival Corporation, Senior Notes, 9.875%, 08/01/27 (g)	B1	614
410	Carnival Corporation, Senior Notes, 11.50%, 04/01/23 (g)	Ba2	462
70	Cedar Fair, L. P., Senior Notes, 5.25%, 07/15/29	B3	72
650	Cedar Fair, L. P., Senior Notes, 5.375%, 04/15/27	B3	669

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
$1,080	Cedar Fair, L. P., Senior Notes, 5.50%, 05/01/25 (g)	Ba2	$1,129
410	Cinemark USA, Inc., Senior Notes, 5.25%, 07/15/28 (g)	Caa1	419
730	NCL Corporation Ltd., Senior Notes, 5.875%, 03/15/26 (g)	Caa1	765
215	NCL Finance, Ltd., Senior Notes, 6.125%, 03/15/28 (g)	Caa1	225
1,005	Royal Caribbean Cruises, Ltd., Senior Notes, 5.50%, 04/01/28 (g)	B2	1,048
75	Royal Caribbean Cruises, Ltd., Senior Notes, 9.125%, 06/15/23 (g)	B2	82
415	Royal Caribbean Cruises, Ltd., Senior Notes, 10.875%, 06/01/23 (g)	Ba2	471
915	SeaWorld Parks & Entertainment, Inc., Senior Notes, 9.50%, 08/01/25 (g)	Caa2	985
1,675	Six Flags Theme Parks, Inc., Senior Notes, 7%, 07/01/25 (g)	Ba2	1,803
300	Vail Resorts, Inc., Senior Notes, 6.25%, 05/15/25 (g)	B1	320
300	Viking Cruises, Ltd., Senior Notes, 7%, 02/15/29 (g)	Caa2	313
190	Viking Cruises, Ltd., Senior Notes, 13%, 05/15/25 (g)	B2	223
			10,757
Financial — 8.89%
425	Acrisure, LLC, Senior Notes, 4.25%, 02/15/29 (g)	B2	420
695	Acrisure, LLC, Senior Notes, 7%, 11/15/25 (g)	Caa2	709
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$1,375	Acrisure, LLC, Senior Notes, 10.125%, 08/01/26 (g)	Caa2	$1,550
325	Alliant Holdings, Senior Notes, 6.75%, 10/15/27 (g)	Caa2	341
838	AmWins Group, Inc., Senior Notes, 7.75%, 07/01/26 (g)	B3	888
825	Banco Do Brasil S.A. (Cayman), 9% (h)	B2	920
745	Enact Holdings, Inc., Senior Notes, 6.50%, 08/15/25 (g)	Ba3	818
475	Freedom Mortgage Corporation, Senior Notes, 6.625%, 01/15/27 (g)	B2	478
585	GTCR AP Finance, Inc., Senior Notes, 8%, 05/15/27 (g)	Caa2	626
485	Home Point Capital, Inc., Senior Notes, 5%, 02/01/26 (g)	B2	452
1,090	Hub Holdings LLC, Senior Notes, 7%, 05/01/26 (g)	Caa2	1,128
1,010	Icahn Enterprises, L.P., Senior Notes, 6.25%, 05/15/26	Ba3	1,068
980	Itau Unibankco Holding S.A., Senior Notes, 6.125%, (g)(h)	B2	991
505	LPL Holdings, Inc., Senior Notes, 4%, 03/15/29 (g)	Ba2	508
55	LPL Holdings, Inc., Senior Notes, 4.375%, 05/15/31 (g)	Ba2	56
210	MGIC Investment Corporation, Senior Notes, 5.25%, 08/15/28	Ba1	222
480	Midcap Financial Issuer Trust, Senior Notes, 5.625%, 01/15/30 (g)	B1	482
950	Midcap Financial Issuer Trust, Senior Notes, 6.50%, 05/01/28 (g)	B1	992

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
$685	Navient Corporation, Senior Notes, 4.875%, 03/15/28	Ba3	$688
500	Navient Corporation, Senior Notes, 5%, 03/15/27	Ba3	518
1,115	Navient Corporation, Senior Notes, 6.125%, 03/25/24	Ba3	1,204
550	Navient Corporation, Senior Notes, 6.75%, 06/25/25	Ba3	608
215	Navient Corporation, Senior Notes, 6.75%, 06/15/26	Ba3	240
40	Navient Corporation, Senior Notes, 7.25%, 01/25/22	Ba3	42
725	Navient Corporation, Senior Notes, 7.25%, 09/25/23	Ba3	801
300	OneMain Finance Corporation, Senior Notes, 6.125%, 03/15/24	Ba3	323
390	OneMain Finance Corporation, Senior Notes, 6.625%, 01/15/28	Ba3	448
810	OneMain Finance Corporation, Senior Notes, 6.875%, 03/15/25	Ba3	913
300	OneMain Finance Corporation, Senior Notes, 7.125%, 03/15/26	Ba3	349
275	OneMain Finance Corporation, Senior Notes, 8.875%, 06/01/25	Ba3	304
475	PennyMac Financial Services, Inc., Senior Notes, 4.25%, 02/15/29 (g)	B1	457
300	PennyMac Financial Services, Inc., Senior Notes, 5.375%, 10/15/25 (g)	B1	316
250	Quicken Loans, Inc., Senior Notes, 5.25%, 01/15/28 (g)	Ba1	262
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$335	SLM Corporation, Senior Notes, 4.20%, 10/29/25	Ba1	$360
320	United Wholesale Mortgage, LLC, Senior Notes, 5.50%, 04/15/29 (g)	Ba3	319
			20,801
Food/Tobacco — 2.28%
190	Chobani LLC., Senior Notes, 4.625%, 11/15/28 (g)	B1	196
1,130	Chobani LLC., Senior Notes, 7.50%, 04/15/25 (g)	Caa2	1,177
770	Cosan Luxembourg S.A., Senior Notes, 7%, 01/20/27 (g)	Ba2	815
520	FAGE International S.A., Senior Notes, 5.625%, 08/15/26 (g)	B2	536
230	Kraft Foods Group, Senior Notes, 6.875%, 01/26/39	Baa3	329
315	Post Holdings, Inc., Senior Notes, 4.50%, 09/15/31 (g)	B2	314
485	Post Holdings, Inc., Senior Notes, 5.625%, 01/15/28 (g)	B2	515
330	Post Holdings, Inc., Senior Notes, 5.75%, 03/01/27 (g)	B2	345
305	Sigma Holdco., B.V., Senior Notes, 7.875%, 05/15/26 (g)	Caa1	312
780	Triton Water Holdings, Inc., Senior Notes 6.25%, 04/01/29 (g)	Caa1	785
			5,324
Gaming — 6.33%
160	Affinity Gaming Corporation, Senior Notes, 6.875%, 12/15/27 (g)	B3	170
195	Boyd Gaming Corporation, Senior Notes, 8.625%, 06/01/25 (g)	Caa1	214

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
$375	Caesar's Resorts, Senior Notes, 5.75%, 07/01/25 (g)	B1	$395
1,410	Caesar's Resorts, Senior Notes, 8.125%, 07/01/27 (g)	Caa1	1,572
752	Cirsa Finance International, S.A.R.L., Senior Notes, 7.875%, 12/20/23 (g)	B3	766
235	International Game Technology Plc, Senior Notes, 4.125%, 04/15/26 (g)	Ba3	246
375	International Game Technology Plc, Senior Notes, 5.25%, 01/15/29 (g)	Ba3	402
1,165	International Game Technology Plc, Senior Notes, 6.25%, 01/15/27 (g)	Ba3	1,325
520	Melco Resorts Finance, Senior Notes, 5.375%, 12/04/29 (g)	Ba2	547
395	MGM China Holdings, Limited, Senior Notes, 4.75%, 02/01/27 (g)	Ba3	404
315	MGM China Holdings, Limited, Senior Notes, 5.375%, 05/15/24 (g)	Ba3	323
315	MGM China Holdings, Limited, Senior Notes, 5.875%, 05/15/26 (g)	Ba3	330
435	MGM Growth Prop. Operating Partnership L.P., Senior Notes, 5.75%, 02/01/27	B1	484
605	MGM Resorts International, Senior Notes, 6%, 03/15/23	Ba3	647
500	Midwest Gaming Borrower, LLC, Senior Notes, 4.875%, 05/01/29 (g)	B3	499
965	Peninsula Pacific Entertainment LLC, Senior Notes, 8.50%, 11/15/27 (g)	Caa1	1,036
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$105	Raptor Acquisition, Senior Notes, 4.875%, 11/01/26 (g)	(e)	$106
230	Scientific Games International Inc., Senior Notes, 7%, 05/15/28 (g)	Caa2	250
350	Scientific Games International Inc., Senior Notes, 7.25%, 11/15/29 (g)	Caa2	396
1,240	Scientific Games International Inc., Senior Notes, 8.25%, 03/15/26 (g)	Caa2	1,330
335	Scientific Games International Inc., Senior Notes, 8.625%, 07/01/25 (g)	Caa2	367
350	Studio City Finance Ltd., Senior Notes, 5%, 01/15/29 (g)	B1	353
70	VICI Properties, Senior Notes, 4.125%, 08/15/30 (g)	Ba3	72
1,390	Wynn Las Vegas, LLC, Senior Notes, 5.25%, 05/15/27 (g)	B1	1,491
450	Wynn Macau Ltd., Senior Notes, 5.50%, 01/15/26 (g)	B1	471
585	Wynn Macau Ltd., Senior Notes, 5.50%, 10/01/27 (g)	B1	608
			14,804
Healthcare — 9.40%
870	Avantor Funding, Inc., Senior Notes, 4.625%, 07/15/28 (g)	B2	918
780	Bausch Health Companies, Inc., Senior Notes, 4.875%, 06/01/28 (g)	Ba2	795
1,795	Bausch Health Companies, Inc., Senior Notes, 6.25%, 2/15/29 (g)	B3	1,773
85	Bausch Health Companies, Inc., Senior Notes, 7%, 01/15/28 (g)	B3	88

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
$515	Bausch Health Companies, Inc., Senior Notes, 7.25%, 05/30/29 (g)	B3	$528
1,970	Bausch Health Companies, Inc., Senior Notes, 8.50%, 01/31/27 (g)	B3	2,142
145	Bausch Health Companies, Inc., Senior Notes, 9%, 12/15/25 (g)	B3	155
1,600	Bausch Health Companies, Inc., Senior Notes, 9.25%, 04/01/26 (g)	B3	1,736
775	Centene Corporation, Senior Notes, 4.625%, 12/15/29	Ba1	851
455	CHS/Community Health Systems, Inc, Senior Notes, 6%, 01/15/29 (g)	B2	486
370	CHS/Community Health Systems, Inc, Senior Notes, 6.875%, 04/15/29 (g)	Caa2	388
900	CHS/Community Health Systems, Inc, Senior Notes, 8%, 12/15/27 (g)	B2	997
500	DaVita Healthcare Partners, Inc., Senior Notes, 4.625%, 06/01/30 (g)	Ba3	512
230	HCA, Incorporated, Senior Notes, 5.625%, 09/01/28	Baa3	273
575	HCA, Incorporated, Senior Notes, 5.875%, 02/15/26	Baa3	665
450	HCA, Incorporated, Senior Notes, 5.875%, 02/01/29	Baa3	543
405	Legacy Lifepoint Health Inc., Senior Notes, 6.75%, 04/15/25 (g)	B1	430
1,070	Organon & Company, Senior Notes, 5.125%, 04/30/31 (g)	B1	1,102
200	Radiology Partners, Inc., Senior Notes, 9.25%, 02/01/28 (g)	Caa3	220
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$1,135	Regional Care Hospital Partners Holdings, Inc., Senior Notes, 9.75%, 12/01/26 (g)	Caa1	$1,220
275	RP Escrow Issuer LLC, Senior Notes, 5.25%, 12/15/25 (g)	B3	287
435	Select Medical Corporation, Senior Notes, 6.25%, 08/15/26 (g)	B3	461
1,640	Tenet Healthcare Corporation, Senior Notes, 6.125%, 10/01/28 (g)	Caa1	1,743
424	Tenet Healthcare Corporation, Senior Notes, 6.875%, 11/15/31	Caa1	479
810	Tenet Healthcare Corporation, Senior Notes, 7.50%, 04/01/25 (g)	B1	872
360	Teva Pharma Finance Netherlands III BV, Senior Notes, 6%, 04/15/24	Ba2	382
24	Teva Pharma Finance Netherlands III BV, Senior Notes, 6.15%, 02/01/36	Ba2	26
465	Teva Pharma Finance Netherlands III BV, Senior Notes, 6.75%, 03/01/28	Ba2	509
1,290	Teva Pharma Finance Netherlands III BV, Senior Notes, 7.125%, 01/31/25	Ba2	1,421
			22,002
Information Technology — 3.30%
360	Banff Merger Sub, Inc., Senior Notes, 9.75%, 09/01/26 (g)	Caa2	381
135	Boxer Parent Company, Inc., Senior Notes, 6.50%, 10/02/25 (g) (EUR)	B2	170
150	Boxer Parent Company, Inc., Senior Notes, 7.125%, 10/02/25 (g)	B2	160

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
$260	Boxer Parent Company, Inc., Senior Notes, 9.125%, 03/01/26 (g)	Caa2	$274
435	Commscope, Inc., Senior Notes, 7.125%, 07/01/28 (g)	B3	471
275	Commscope, Inc., Senior Notes, 8.25%, 03/01/27 (g)	B3	294
495	Expedia Group, Inc., Senior Notes, 6.25%, 05/01/25 (g)	Baa3	576
305	Logmein, Inc., Senior Notes, 5.50%, 09/01/27 (g)	B2	316
100	Match Group Holdings II, LLC, Senior Notes, 4.125%, 08/01/30 (g)	Ba3	102
1,165	Photo Holdings Merger, Senior Notes, 8.50%, 10/01/26 (g)	B2	1,276
750	SS&C Technologies, Inc., Senior Notes, 5.50%, 09/30/27 (g)	B2	794
1,755	Uber Technologies, Inc., Senior Notes, 7.50%, 09/15/27 (g)	B3	1,928
215	Veritas Bermuda Ltd., Senior Notes, 7.50%, 09/01/25 (g)	B2	224
740	Veritas Bermuda Ltd., Senior Notes, 10.50%, 02/01/24 (g)	Caa2	759
			7,725
Lodging — 1.37%
150	Hilton Domestic Operating Company, Inc.,Senior Notes, 5.375%, 05/01/25 (g)	Ba2	158
170	Hilton Domestic Operating Company, Inc.,Senior Notes, 5.75%, 05/01/28 (g)	Ba2	183
125	Hilton Worldwide Finance, LLC, Senior Notes, 4.875%, 04/01/27	Ba2	130
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$420	Marriott Ownership Resorts, Inc., Senior Notes, 6.125%, 09/15/25 (g)	Ba1	$446
825	Marriott Ownership Resorts, Inc., Senior Notes, 6.50%, 09/15/26	B1	857
370	Park Intermediate Holdings, LLC, Senior Notes, 4.875%, 05/15/29 (g)	B1	382
300	Park Intermediate Holdings, LLC, Senior Notes, 5.875%, 10/01/28 (g)	B1	319
280	Park Intermediate Holdings, LLC, Senior Notes, 7.50%, 06/01/25 (g)	B1	302
230	RLJ Lodging Trust, L.P., Senior Notes, 3.75%, 07/01/26 (g)	Ba3	232
185	XHR L.P., Senior Notes, 4.875%, 06/01/29 (g)	B1	191
			3,200
Manufacturing — .85%
315	Apex Tool /BC Mountain, 9%, 02/15/23 (g)	Caa3	317
218	Colfax Corporation, Senior Notes, 6.375%, 02/15/26 (g)	Ba2	230
145	Hillenbrand Inc., Senior Notes, 3.75%, 03/01/31	Ba1	144
15	Hillenbrand Inc., Senior Notes, 5%, 09/15/26	Ba1	17
95	Hillenbrand Inc., Senior Notes, 5.75%, 06/15/25	Ba1	101
440	Madison IAQ, LLC, Senior Notes, 4.125%, 06/30/28 (g)	B1	444
420	Madison IAQ, LLC, Senior Notes, 5.875%, 06/30/29 (g)	Caa1	427
300	Mueller Water Products, Senior Notes, 4%, 06/15/29 (g)	Ba1	308
			1,988

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
Metals & Mining — 5.08%
$745	Alcoa Nederland Holding B.V., Senior Notes, 5.50%, 12/15/27 (g)	Ba1	$806
600	Alcoa Nederland Holding B.V., Senior Notes, 7%, 09/30/26 (g)	Ba1	628
280	Arconic Corporation, Senior Notes, 6%, 05/15/25 (g)	Ba1	298
780	Arconic Corporation, Senior Notes, 6.125%, 02/15/28 (g)	Ba3	837
885	Big River Steel, LLC, Senior Notes, 6.625%, 01/31/29 (g)	Ba3	976
232	Cleveland-Cliffs, Inc., Senior Notes, 9.875%, 10/17/25 (g)	Ba2	271
385	Constellium N.V., Senior Notes, 3.75%, 04/15/29 (g)	B2	381
610	FMG Resources Pty. Ltd., Senior Notes, 5.125%, 05/15/24 (g)	Ba1	662
310	Freeport McMoran, Inc., Senior Notes, 5%, 09/01/27	Ba1	327
320	Freeport McMoran, Inc., Senior Notes, 5.25%, 09/01/29	Ba1	353
1,182	Freeport McMoran, Inc., Senior Notes, 5.40%, 11/14/34	Ba1	1,427
330	Freeport McMoran, Inc., Senior Notes, 5.45%, 03/15/43	Ba1	403
265	GrafTech Finance Inc., Senior Notes, 4.625%, 12/15/28 (g)	Ba3	272
1,145	Hecla Mining Company, Senior Notes, 7.25%, 02/15/28	B3	1,251
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$315	HudBay Minerals, Inc., Senior Notes, 4.50%, 04/01/26 (g)	B3	$315
545	HudBay Minerals, Inc., Senior Notes, 6.125%, 04/01/29 (g)	B3	580
600	New Gold Inc., Senior Notes, 7.50%, 07/15/27 (g)	B3	650
745	Novelis Corporation, Senior Notes, 4.75%, 01/30/30 (g)	B1	781
608	Ryerson Inc., Senior Secured Notes, 8.50%, 08/01/28 (g)	B3	673
			11,891
Other Telecommunications — 1.25%
475	Consolidated Communications, Inc., Senior Notes, 6.50%, 10/01/28 (g)	B2	510
385	Embarq Corporation, Senior Notes, 7.995%, 06/01/36	Ba2	435
475	Level 3 Financing, Inc., Senior Notes, 3.75%, 07/15/29 (g)	Ba3	461
1,065	Lumen Technologies, Inc., Senior Notes, 4.50%, 01/15/29 (g)	B2	1,026
475	Lumen Technologies, Inc., Senior Notes, 5.375%, 06/15/29 (g)	B2	481
			2,913
Real Estate Investment Trust Securities — .53%
625	Apollo Commercial Real Estate Finance, Inc., Senior Notes, 4.625%, 06/15/29 (g)	Ba2	616
620	Service Properties Trust, Senior Notes, 4.35%, 10/01/24	Ba2	623
			1,239
Restaurants — 1.32%
165	1011778 B.C. Unlimited Liability Company, Senior Notes, 5.75%, 04/15/25 (g)	Ba2	175

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
$715	Dave and Buster's, Inc., Senior Notes, 7.625%, 11/01/25 (g)	Caa1	$768
723	YUM Brands, Inc., Senior Notes, 5.35%, 11/01/43	Ba3	763
760	YUM Brands, Inc., Senior Notes, 6.875%, 11/15/37	Ba3	944
395	YUM Brands, Inc., Senior Notes, 7.75%, 04/01/25 (g)	Ba3	430
			3,080
Retail — 1.80%
200	Ambience Merger, Senior Notes, 7.125%, 07/15/29 (g)	Caa1	202
445	L Brands, Inc., Senior Notes, 6.625%, 10/01/30 (g)	Ba3	515
65	L Brands, Inc., Senior Notes, 6.694%, 01/15/27	Ba3	76
350	L Brands, Inc., Senior Notes, 7.50%, 06/15/29	Ba3	412
480	L Brands, Inc., Senior Notes, 9.375%, 07/01/25 (g)	Ba3	620
375	LSF9 Atlantis Holdings, LLC, Senior Notes, 7.75%, 02/15/26 (g)	B2	388
250	Petsmart, Inc., Senior Notes, 4.75%, 02/15/28 (g)	B1	260
1,450	Petsmart, Inc., Senior Notes, 7.75%, 02/15/29 (g)	Caa1	1,597
140	Rent-A-Center, Inc., Senior Notes, 6.375%, 02/15/29 (g)	B2	150
			4,220
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
Satellites — 3.22%
$815	Connect Finco Sarl, Senior Notes, 6.75%, 10/01/26 (g)	B1	$862
1,750	Hughes Satellite Systems, Inc., Senior Notes, 6.625%, 08/01/26	B2	1,962
3,090	Intelsat Jackson Holdings Ltd., Senior Notes, 9.50%, 09/30/22 (b)(g)	B3	3,638
640	Telesat Canada, Senior Notes, 6.50%, 10/15/27 (g)	Caa1	608
450	Viasat, Inc., Senior Notes, 5.625%, 04/15/27 (g)	Ba3	470
			7,540
Services — 7.88%
635	Adtalem Global Education, Inc., Senior Notes, 5.50%, 03/01/28 (g)	B1	646
300	Advantage Sales and Marketing, Inc., Senior Notes, 6.50%, 11/15/28 (g)	B2	317
645	Allied Universal Holdco, LLC, Senior Secured Notes, 9.75%, 07/15/27 (g)	Caa1	710
260	Avis Budget Car Rental LLC, Senior Notes, 5.75%, 07/15/27 (g)	B3	272
205	Avis Budget Car Rental LLC, Senior Notes, 5.75%, 07/15/27 (g)	B3	214
560	Black Knight, Inc., Senior Notes, 3.625%, 09/01/28 (g)	Ba3	557
250	Booz Allen Hamilton, Inc., Senior Notes 4%, 7/01/29 (g)	Ba2	255
625	Calrivate Science Holdings Corp., Senior Secured Notes, 3.875%, 06/30/28 (g)	B1	629
440	Calrivate Science Holdings Corp., Senior Notes, 4.875%, 06/30/29 (g)	Caa1	452

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
$640	EG Global Finance plc, Senior Notes, 6.75%, 02/07/25 (g)	B3	$655
660	EG Global Finance plc, Senior Notes, 8.50%, 10/30/25 (g)	B3	698
790	Fair Isaac Corporation, Senior Notes, 5.25%, 05/15/26 (g)	Ba2	890
295	Gartner, Inc., Senior Notes, 3.625%, 06/25/29 (g)	Ba3	299
555	GFL Enironmental, Inc., Senior Notes, 4.75%, 06/15/29 (g)	B3	573
1,265	H&E Equipment Services, Senior Notes, 3.875%, 12/15/28 (g)	B2	1,244
115	IPD 3 B.V., Senior Notes, 5.50%, 12/01/25 (g) (EUR)	B3	142
515	Performance Food Group, Inc., Senior Notes, 5.50%, 10/15/27 (g)	B2	542
211	Picasso Finance , Senior Notes, 6.125%, 06/15/25 (g)	B3	223
310	Presidio Holding, Inc., Senior Notes, 4.875%, 02/01/27 (g)	B1	319
440	Presidio Holding, Inc., Senior Notes, 8.25%, 02/01/28 (g)	Caa1	480
465	Prime Security Services Borrower, LLC, Senior Notes, 5.75%, 04/15/26 (g)	Ba3	513
710	Prime Security Services Borrower, LLC, Senior Notes, 6.25%, 01/15/28 (g)	B3	754
300	Sabre GLBL, Inc., Senior Notes, 7.375%, 09/01/25 (g)	Ba3	326
360	Sabre GLBL, Inc., Senior Notes, 9.25%, 04/15/25 (g)	Ba3	427
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$215	Shift 4 Payments, LLC, Senior Notes, 4.625%, 11/01/26 (g)	Ba3	$224
972	Staples, Inc., Senior Notes 7.50%, 04/15/26 (g)	B2	1,008
920	Staples, Inc., Senior Notes 10.75%, 04/15/27 (g)	Caa1	938
1,460	Vertical U.S. Newco, Inc., Senior Notes, 5.25%, 07/15/27 (g)	B1	1,537
1,460	Vertical Holdco GmbH, Senior Notes, 7.625%, 07/15/28 (g)	Caa1	1,580
400	Wash Multifamily Acquisition, Inc., Senior Notes, 5.75%, 04/15/26 (g)	B3	418
325	WeWork Companies, Inc, Senior Notes, 7.875%, 05/01/25 (g)	(e)	339
245	White Cap Buyer, LLC, Senior Notes, 6.875%, 10/15/28 (g)	Caa1	261
			18,442
Supermarkets — 2.25%
1,050	Albertsons Companies, LLC, Senior Notes, 3.50%, 03/15/29 (g)	Ba3	1,036
540	Albertsons Companies, LLC, Senior Notes, 4.875%, 02/15/30 (g)	Ba3	571
545	Albertsons Companies, LLC, Senior Notes, 5.875%, 02/15/28 (g)	Ba3	586
370	Albertsons Companies, LLC, Senior Notes, 7.45%, 08/01/29	(e)	431
895	Albertsons Companies, LLC, Senior Notes, 7.50%, 03/15/26 (g)	Ba3	980
220	Albertsons Companies, LLC, Senior Notes, 8%, 05/01/31	(e)	268
680	Iceland Bondco, Plc, Senior Notes, 4.625%, 03/15/25 (GBP)	B2	924

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES — continued
$425	United Natural Foods, Inc., Senior Notes, 6.75%, 10/15/28 (g)	B3	$457
			5,253
Transportation — .33%
730	Watco Companies, LLC, Senior Notes, 6.50%, 06/15/27 (g)	Caa1	781
Utilities — 4.27%
50	Calpine Corporation, Senior Notes, 4.50%, 02/15/28 (g)	Ba2	51
795	Calpine Corporation, Senior Notes, 5.125%, 03/15/28 (g)	B2	803
235	First Energy Corporation, Senior Notes, 7.375%, 11/15/31	Ba1	320
650	General Electric Company, Senior Notes, 3.449% (h)	Baa3	637
74	NextEra Energy Operating Partners, L.P., Senior Notes, 4.25%, 09/15/24 (g)	Ba1	78
670	NextEra Energy Operating Partners, L.P., Senior Notes, 4.50%, 09/15/27 (g)	Ba1	724
620	NiSource, Incorporated, Senior Notes, 5.65%, (h)	(e)	660
540	NRG Energy, Inc., Senior Notes, 6.625%, 01/15/27	Ba2	558
135	Pattern Energy Operations L.P., Senior Notes, 4.50%, 08/15/28 (g)	Ba3	139
435	PG&E Corporation, Senior Notes, 5%, 07/01/28	B1	438
595	PG&E Corporation, Senior Notes, 5.25%, 07/01/30	B1	600
420	Pike Corporation, Senior Notes, 5.50%, 09/01/28 (g)	B3	437
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$1,795	TerraForm Global Operating, LLC, Senior Notes 6.125%, 03/01/26 (g)	Ba3	$1,847
1,735	Vistra Operations Company, LLC, Senior Notes, 4.375%, 05/01/29 (g)	Ba2	1,744
800	Vistra Operations Company, LLC, Senior Notes, 5.50%, 09/01/26 (g)	Ba2	824
130	Vistra Operations Company, LLC, Senior Notes, 5.625%, 02/15/27 (g)	Ba2	135
			9,995
Wireless Communications — 1.52%
725	Sprint Capital Corporation, Senior Notes, 6.875%, 11/15/28	B1	930
2,194	Sprint Corporation, Senior Notes, 7.125%, 06/15/24	B1	2,532
70	Sprint Corporation, Senior Notes, 7.625%, 02/15/25	B1	83
			3,545
	Total Corporate Debt Securities (Total cost of $259,662)		275,575
CONVERTIBLE DEBT SECURITIES — .15% (d)(f)
Energy — .15%
412	Cheniere Energy, Inc., Senior Notes, 4.25%, 03/15/45	(e)	347
	Total Convertible Debt Securities (Total cost of $283)		347
BANK DEBT SECURITIES — 11.04% (d)(f)
Aerospace & Defense — .37%
638	Peraton Holding Corporation, 4.50%, 02/01/28	B1	640
220	Peraton Holding Corporation, 8.50%, 02/01/29	(e)	224
			864

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
BANK DEBT SECURITIES — continued
Airlines — .94%
$345	AAdvantage Loyalty IP, Ltd., 5.50%, 04/20/28	Ba2	$359
170	JetBlue Airways Corporation, 6.25%, 6/17/24	Ba2	173
775	Mileage Plus Holdings, LLC, 6.25%, 6/21/27	Baa3	827
460	Skymiles IP, Ltd, 4.75%, 10/20/27	Baa1	486
360	United Airlines, nc., 4.50%, 4/21/28	Ba1	364
			2,209
Consumer Products — .56%
1,297	Life Time Fitness, 5.75%, 12/16/24	B3	1,300
Energy — 1.12%
1,883	BCP Raptor, LLC, 5.25%, 6/24/24	B3	1,864
345	Prairie ECI Acquiror, LP, 4.854%, 03/11/26	B3	336
409	Stonepeak Lonestar, 4.69%, 10/19/26	B1	410
			2,610
Healthcare — 1.06%
315	ADMI Corporation, 4.25%, 12/23/27	B2	314
419	ADMI Corporation, 3.25%, 12/23/27	B2	414
780	Gainwell Acquisition Corporation, 4.75%, 10/01/27	B2	782
478	Regional Care Hospital Partners, 3.854%, 11/16/25	B1	477
488	US Radiology Specialists, Inc., 5.647%, 12/10/27	B3	490
			2,477
Information Technology — .64%
165	Epicor Software Corporation, 8.75%, 7/31/28	Caa2	170
510	Polaris Newco, Inc., 4.50%, 6/2/28	B2	511
190	Proofpoint, Inc., 6.75%, 6/08/29	(e)	192
Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
$600	RealPage Inc., 7.25%, 04/22/29	(e)	$617
			1,490
Manufacturing — .32%
750	Apex Tool Group, LLC, 6.50%, 8/01/24	B3	753
Satellites — 1.90%
891	Intelsat Jackson Holdings, S.A., 6.50%, 07/13/22 (b)	(e)	896
2,025	Intelsat Jackson Holdings, S.A., 8%, 11/27/23 (b)	(e)	2,054
140	Intelsat Jackson Holdings, S.A., 8.625%, 01/02/24 (b)	(e)	142
1,341	Iridium Satellite LLC, 3.75%, 11/04/26	Ba3	1,343
			4,435
Services — 2.03%
320	Celestial Saturn Parent, Inc., 7%, 4/13/29	Caa1	322
320	Renaissance Holding Corp., 7.104%, 05/29/26	Caa2	320
438	Sabre GLBL, Inc., 4.75%, 12/17/27	Ba3	440
1,543	Ultimate Software Group, Inc., 4%, 05/04/26	B1	1,544
2,100	Ultimate Software Group, Inc., 7.50%, 05/03/27	Caa1	2,133
			4,759
Wireless Communications — 2.10%
900	Asurion LLC, 3.354%, 12/23/26	Ba3	890
883	Asurion LLC, 3.354%, 07/31/27	Ba3	872
2,664	Asurion LLC, 5.354%, 01/31/28	B3	2,683
479	CCI Buyer, Inc., 4.75%, 12/17/27	B1	479
			4,924
	Total Bank Debt Securities (Total cost of $25,224)		25,821

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Schedule of Investments — June 30, 2021 (Unaudited) — Continued (Dollar Amounts in Thousands)

Shares		Moody's Rating (Unaudited)	Value (See Notes)
PREFERRED STOCK — 4.25% (d)(f)
Energy — 1.72%
3,750	Targa Resources Corp., Series A, Cvt, 9.50%, Acquisition Date 10/26/17, Cost $4,133 (c)	(e)	$4,032
Financial — .14%
325	Alliant Services, Series A, Cvt, 9.75%, Acquisition Date 11/6/20, Cost $320 (c)	(e)	326
Healthcare — .53%
11,283	Avantor, Inc., Series A, Cvt, 6.25%, 05/15/22	(e)	1,236
Manufacturing — .44%
694	Danaher Corporation, Cvt, 5%, 04/15/23	(e)	1,024
Utilities — 1.42%
21,950	American Electric Power, Cvt, Series B, 6.125%, 03/15/22	(e)	1,078
10,632	American Electric Power, Cvt, Series C, 6.125%, 08/15/23	(e)	546
22,232	NextEra Energy, Inc., Cvt, 5.279%, 03/01/23	(e)	1,088
12,300	Southern Company, Cvt, 6.75%, 08/01/22	(e)	623
			3,335
	Total Preferred Stock (Total cost of $9,055)		9,953
	TOTAL INVESTMENTS — 133.23% (d) (Total cost of $294,224)		311,696
	CASH AND OTHER ASSETS LESS LIABILITIES — (33.23)% (d)		(77,748)
	NET ASSETS — 100.00%		$233,948

(a)  Denotes income is not being accrued.

(b)  Denotes issuer is in bankruptcy proceedings.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 (restricted security). Total market value of restricted securities (excluding Rule 144A securities) amounted to $4,358 or 1.86% of total net assets as of June 30, 2021.

(d)  Percentages indicated are based on total net assets to common shareholders of $233,948.

(e)  Not rated.

(f)  All of the Fund's investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g)  Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See notes to the portfolio of investments for valuation policy. Total market value of Rule 144A securities amounted to $203,525 as of June 30, 2021.

(h)  Perpetual security with no stated maturity date.

(EUR) Euro

(GBP) British Pound

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)
(Dollars in thousands, except shares and per share amounts)

Assets:
INVESTMENTS IN SECURITIES, at value (Identified cost of $294,224 see Schedule of Investments and Note 1)	$311,696
CASH	3,981
RECEIVABLES:
Investment securities sold	981
Interest and dividends	4,541
PREPAID EXPENSES	43
UNREALIZED GAIN ON FORWARD CURRENCY EXCHANGE CONTRACTS (Notes 1 and 7)	8
Total assets	$321,250
Liabilities:
CREDIT AGREEMENT (Note 4)	$84,000
PAYABLES:
Investment securities purchased	3,128
Interest on loan (Note 4)	2
ACCRUED EXPENSES (Note 3)	172
Total liabilities	$87,302
Net Assets	$233,948
Represented By:
COMMON STOCK:
$0.01 par value, 40,000,000 shares authorized, 23,368,918 shares issued and outstanding	$234
CAPITAL IN EXCESS OF PAR VALUE	239,609
DISTRIBUTABLE EARNINGS	(5,895)
Net Assets Applicable To Common Stock (Equivalent to $10.01 per share, based on 23,368,918 shares outstanding)	$233,948

Statement of Operations
For the Year Ended
June 30, 2021 (Unaudited) (Dollars in thousands)

Investment Income: (Note 1)
Interest income	$8,963
Dividend income	337
Other income	59
Total investment income	$9,359
Expenses:
Cost of leverage:
Interest expense (Note 4)	$408
Loan fees (Note 4)	12
Total cost of leverage	$420
Professional services:
Investment Advisor (Note 3)	$543
Custodian and transfer agent	123
Legal	115
Audit	29
Total professional services	$810
Administrative:
General administrative (Note 6)	$254
Directors	111
Insurance	66
Shareholder communications	18
Shareholder meeting	13
NYSE	13
Total administrative	$475
Total expenses	$1,705
Net investment income	$7,654
Realized and Unrealized Gain on Investment Activities:
Realized gain on investments and currencies, net	$2,703
Change in net unrealized appreciation on investments and other financial instruments	$555
Net gain on investments	$3,258
Net increase in net assets resulting from operations	$10,912

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Statements of Changes in Net Assets (Dollars in thousands, except shares and per share amounts)

	Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
From Operations:
Net investment income	$7,654	$14,778
Realized gain (loss) on investments and currencies, net	2,703	(11,097)
Change in net unrealized appreciation on investments and other financial instruments	555	6,360
Net increase in net assets resulting from operations	$10,912	$10,041
Distributions to Common Stockholders:
Distributable earnings ($.25 and $.65 per share in 2021 and 2020, respectively)	$(5,842)	$(15,248)
Total net increase (decrease) in net assets	$5,070	$(5,207)
Net Assets Applicable to Common Stock:
Beginning of period	$228,878	$234,085
End of period	$233,948	$228,878

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period

	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
	(Unaudited)	2020	2019	2018	2017	2016
NET ASSET VALUE:
Beginning of period	$9.79	$10.02	$8.90	$10.19	$9.89	$8.84
NET INVESTMENT INCOME	.33	.63	.62	.66	.71	.75
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	.14	(.21)	1.16	(1.25)	.30	1.06
TOTAL FROM INVESTMENT OPERATIONS	.47	.42	1.78	(.59)	1.01	1.81
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(.25)	(.65)	(.66)	(.70)	(.71)	(.76)
TOTAL DISTRIBUTIONS	(.25)	(.65)	(.66)	(.70)	(.71)	(.76)
NET ASSET VALUE:
End of period	$10.01	$9.79	$10.02	$8.90	$10.19	$9.89
PER SHARE MARKET VALUE:
End of period	$9.23	$8.68	$9.13	$7.56	$9.40	$9.26
TOTAL INVESTMENT RETURN†	9.46%	2.94%	30.09%	(12.70)%	9.19%	31.68%

  †  Total investment return is calculated assuming a purchase of $1,000 of common stock at the current market value on the first day and a sale at the current market value on the last day of each year reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period — Continued

	For the Six Months Ended June 30, 2021		For the Years Ended December 31,
	(Unaudited)		2020	2019	2018	2017	2016
NET ASSETS, END OF PERIOD, APPLICABLE TO COMMON STOCK (a)	$233,948		$228,878	$234,085	$207,893	$238,244	$231,092
EXPENSE RATIOS:
Ratio of interest expense to average net assets	.36	%*	.57%	1.26%	1.16%	.76%	.55%
Ratio of leverage expenses to average net assets	.01	%*	.01%	.01%	.01%	.01%	.01%
Ratio of operating expenses to average net assets	1.12	%*	1.20%	1.16%	1.18%	1.14%	1.26%
RATIO OF TOTAL EXPENSES TO AVERAGE NET ASSETS	1.49	%*	1.78%	2.43%	2.35%	1.91%	1.82%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS	6.68	%*	6.80%	6.38%	6.77%	6.92%	7.90%
PORTFOLIO TURNOVER RATE	27.73%		53.11%	65.64%	71.56%	70.11%	77.10%

  (a)  Dollars in thousands.

  *  Annualized

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Information Regarding
Senior Securities

	For the Six Months Ended June 30, 2021	As of December 31,
	(Unaudited)	2020	2019	2018	2017	2016
TOTAL AMOUNT OUTSTANDING:
Credit Agreement	$84,000,000	$84,000,000	$91,000,000	$91,000,000	$91,000,000	$91,000,000
ASSET COVERAGE:
Per $1,000 borrowed under Credit Agreement (1)	$3,785	$3,725	$3,572	$3,285	$3,618	$3,539
Credit Agreement Asset Coverage (2)	379%	372%	357%	328%	362%	354%

  (1)  Calculated by subtracting the Fund's total liabilities excluding the amount borrowed under the credit facility, from the Fund's total assets and dividing such amount by the amount borrowed under the credit facility, (per $1,000 of amount borrowed).

  (2)  Calculated by subtracting the Fund's total liabilities excluding the amount borrowed under the credit facility, from the Fund's total assets and dividing such amount by the amount borrowed under the credit facility.

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Statement of Cash Flows (Dollars in thousands)

For the Six Months Ended June 30, 2021 (Unaudited)
Cash Flows From Operating Activities:
Purchases of portfolio securities	$(85,787)
Sales of portfolio securities	86,035
Interest and dividends received	9,794
Operating expenses paid	(1,721)
Net cash provided by operating activities	$8,321
Cash Flows From Financing Activities:
Common stock dividends	$(8,004)
Net cash used by financing activities	$(8,004)
Net Increase in Cash	$317
Cash at Beginning of Period	3,664
Cash at End of Period	$3,981
Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchases of portfolio securities	$(85,787)
Sales of portfolio securities	86,035
Net increase in net assets resulting from operations	10,912
Amortization of interest	317
Net realized gain on investments and currencies	(2,703)
Change in net unrealized appreciation on investments and other financial instruments	(555)
Decrease in interest and dividend receivable	117
Decrease in prepaid expenses	51
Decrease in accrued expenses and other payables	(66)
Net cash provided by operating activities	$8,321

The accompanying notes are an integral part of these financial statements.

The New America High Income Fund, Inc.

Notes to Financial Statements
June 30, 2021 (Unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services Investment Companies". The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders' capital through investment in a professionally managed, diversified portfolio of "high yield" fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in section (f) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2021 (Unaudited)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Federal Income Taxes—It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders each year. Accordingly, no federal income tax provision is required.

(f)  Fair Value Measurement—The Fund applies ASC 820 "Fair Value Measurements and Disclosures". This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2021 (Unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund's major asset and liability categories is as follows.

Debt securities (corporate, U.S. Treasury, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000's)	Significant Observable Inputs (000's)	Significant Unobservable Inputs (000's)	(000's)
Investments
Debt Securities*	$—	$301,743	$—	$301,743
Preferred Stock
Energy	—	4,032	—	4,032
Finance	—	326	—	326
Healthcare	1,236	—	—	1,236
Manufacturing	1,024	—	—	1,024
Utilities	2,789	546	—	3,335
Total Investments	$5,049	$306,647	$—	$311,696
Forward Currency Exchange Contracts	$—	$8	$—	$8

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2021 (Unaudited)

The Fund owned no Level 3 securities at June 30, 2021.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Securities (000's)
Balance, December 31, 2020	$320
Transfers out	(326)
Change in unrealized appreciation	6
Balance, June 30, 2021	$—

(2) Tax Matters and Distributions

At June 30, 2021, the total cost of securities (including temporary cash investments) for federal income tax purposes was approximately $295,066,000. Aggregate gross unrealized gain on securities in which there was an excess of value over tax cost was approximately $17,537,000. Aggregate gross unrealized loss on securities in which there was an excess of tax cost over value was approximately $907,000. Net unrealized gain on investments for tax purposes at June 30, 2021 was approximately $16,630,000.

At December 31, 2020, the Fund had approximate capital loss carryforwards available to offset future capital gains, if any, to the extent provided by regulations:

Carryover Available	Character	Expiration Date
$7,102,000	Short-term	None
19,659,000	Long-term	None
$26,761,000

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (the "Act"), losses incurred in the 2011 fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before the capital losses incurred prior to the enactment of the Act. At December 31, 2020, the Fund had total non-expiring capital loss carryforwards of $26,761,000.

It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforwards.

The tax character of distributions paid to common shareholders in 2020 and 2019 of approximately $15,248,000 and $15,419,000, respectively, was from ordinary income.

As of December 31, 2020, the components of distributable earnings on a tax basis were approximately:

Unrealized Gain on Investments	$15,749,000
Capital Loss Carryforwards	(26,761,000)
Other Accumulated Losses	(95,000)
Undistributed Net Investment Income	142,000
$(10,965,000)

The difference between components of distributable earnings on a tax basis and amounts in accordance with generally accepted accounting principals ("GAAP") are primarily due to market discount and premium adjustments, wash sales, and the recognition of unrealized gain on currency forward contracts. GAAP also requires components related to permanent differences of net assets to be classified differently for financial reporting purposes than for tax reporting purposes. These differences have no net effect on the net asset value of the Fund. As of December 31, 2020, there were no financial reporting reclassifications recorded to the net asset accounts.

As of December 31, 2020, the Fund had $95,000 of post-October losses which are deferred until fiscal year 2021 for tax purposes. The other accumulated losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year. Distributions on common stock are declared based upon annual projections of the Fund's investment company taxable income. The Fund records all dividends and distributions payable to shareholders on the ex-dividend date and declares and distributes income dividends monthly.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2021 (Unaudited)

The Fund is required to amortize market discounts and premiums for financial reporting purposes. This results in additional interest income in some years and decreased interest income in others for financial reporting purposes only. The Fund does not amortize market discounts or premiums for tax purposes. Therefore, the additional or decreased interest income for financial reporting purposes does not result in additional or decreased common stock dividend income.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2017-2019, or expected to be taken in the Fund's 2020 tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(3) Investment Advisory Agreement

T. Rowe Price Associates, Inc. (T. Rowe Price), the Fund's Investment Advisor, earned approximately $543,000 in management fees during the six months ended June 30, 2021. Management fees paid by the Fund to T. Rowe Price were calculated at 0.50% on the first $50,000,000 of the Fund's average weekly net assets, 0.40% on the next $50 million and 0.30% on average weekly net assets in excess of $100 million. T. Rowe Price's fee is calculated based on assets attributable to the Fund's common stock and senior securities. At June 30, 2021, the fee payable to T. Rowe Price was approximately $90,000, which was included in accrued expenses on the accompanying statement of assets and liabilities.

(4) Bank Credit Agreement

The Fund has a credit agreement with The Bank of Nova Scotia pursuant to which the Fund may borrow up to an aggregate amount of $100,000,000. On June 30, 2021 the total amount outstanding on the loan was $84,000,000. The term of the facility has been extended to October 2021. Amounts borrowed under the credit facility bear interest at an adjustable rate based on a margin above LIBOR. The rate paid on these borrowings is approximately .95% and will be in effect until July 30, 2021 at which time the rate will be reset. For the six months ended June 30, 2021 the weighted average rate on the loan was approximately .97% and the maximum amount borrowed during the period was $84,000,000.

The Fund pays a commitment fee to The Bank of Nova Scotia at a rate of .15% per annum for any unused portion of borrowings not to exceed $100,000,000. For the six months June 30, 2021 the Fund paid approximately $12,000 for this commitment.

The Fund has granted to The Bank of Nova Scotia a security interest in the investments and other assets of the Fund in accordance with the Credit Agreement.

(5) Purchases and Sales of Securities

Purchases and proceeds of sales or maturities of long-term securities during the six months ended June 30, 2021 were approximately:

Cost of purchases	$86,062,000
Proceeds of sales or maturities	$87,027,000

(6) Related Party Transactions

The Fund paid approximately $93,000 during the six months ended June 30, 2021 to the president of the Fund for her services as an officer and employee of the Fund.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2021 (Unaudited)

(7) Derivative Contracts (Currency Amounts in Thousands)

Forward Currency Exchange Contracts—As of June 30, 2021 the Fund had forward currency exchange contracts outstanding as follows:

Counterparty	Settlement Date	Receive (Deliver)		Asset	Liability	Unrealized Appreciation (Depreciation)
Royal Bank of Canada	7/30/21	EUR	(206)	$245	$244	$1
Royal Bank of Canada	7/30/21	EUR	(209)	249	248	1
State Street Bank	7/30/21	EUR	(209)	249	248	1
Bank of America	7/30/21	GBP	(910)	910	905	5
Net unrealized gain on open forward currency exchange contracts						$8

Fair Value of Derivative Instruments—The fair value of derivative instruments as of June 30, 2021 was as follows:

	Asset Derivatives June 30, 2021
	Statement of Assets and Liabilities Location	Fair Value
Forward currency contracts	Unrealized gain on forward currency exchange contracts	$8

The effect of derivative instruments that are included on the Statement of Operations for the six months ended June 30, 2021 was as follows:

Amount of Realized Loss on Derivatives
Realized gain on investments and currencies, net
Forward currency contracts	$(80)
Change in Unrealized Appreciation on Derivatives
Change in net unrealized appreciation on investments and other financial instruments
Forward currency contracts	$95

(8) LIBOR Transition

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the consolidated financial statements.

(9) Covid-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
June 30, 2021 (Unaudited)

health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund's performance, the performance of the securities in which the Fund Invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund's investments is not reasonably estimable at this time.

(10) Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2021.

The New America High Income Fund, Inc.

Notes to Financial Statements — Continued
Supplemental Information (Unaudited)

Availability of Portfolio Holdings

The Fund provides a complete schedule of its portfolio holdings quarterly. The lists of holdings as of the end of the second and fourth quarters appear in the Fund's semi-annual and annual reports to shareholders, respectively. The schedules of portfolio holdings as of the end of the first and third quarters are filed with the Securities and Exchange Commission (the "SEC") on Form NPORT-P (the "Forms") within 60 days of the end of the first and third quarters. Shareholders can look up the Forms on the SEC's web site at www.sec.gov. The Forms may also be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's web site and their public reference room.

Compliance with CFTC Regulation of Transactions in Commodity Interests

The Fund does not currently intend to engage in transactions in commodity interests such as futures contracts, options on futures contracts, and swaps. However, the Fund may in the future enter into interest rate transactions, such as swaps, caps, collars and floors for the purpose or with the effect of hedging its portfolio and/or its payment obligations with respect to senior securities. In addition, the Fund has reserved the right, subject to the approval of the Board of Directors, to purchase and sell financial futures contracts and options on such futures contracts for the purpose of hedging its portfolio securities (or portfolio securities which it expects to acquire) against anticipated changes in prevailing interest rates. To the extent it engages in transactions in commodity interests, the Fund expects their use to be limited such that the Fund may claim the exclusion from the definition of the term "commodity pool operator" available under Regulation 4.5 of the Commodity Futures Trading Commission under the Commodity Exchange Act, and will not therefor be subject to regulation as a pool operator under the Commodity Exchange Act.

Common Stock Transactions

The Fund may purchase shares of its Common Stock in the open market when the Common Stock trades at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action in the event of a market discount to net asset value or that Fund purchases will reduce a discount.

The New America High Income Fund, Inc.

Directors

Joseph L. Bower
Stuart A. McFarland
Marguerite A. Piret
Oleg M. Pohotsky
Ellen E. Terry

Officer

Ellen E. Terry – President, Treasurer, Secretary

Investment Advisor

T. Rowe Price Associates, Inc.
100 E. Pratt Street
Baltimore, Maryland 21202

Administrator

The New America High Income Fund, Inc.
33 Broad Street
Boston, MA 02109
(617) 263-6400

Custodian

State Street Corporation
One Lincoln Street
Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
(800) 937-5449
Web site: www.astfinancial.com

Listed: NYSE
Symbol: HYB
Web site: www.newamerica-hyb.com

American Stock Transfer & Trust Company
6201 15th Avenue
Brooklyn, NY 11219

The New
America
High Income
Fund, Inc.

Beginning on January 1, 2022, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of The New America High Income Fund, Inc.'s (the "Fund") shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, www.newamerica-hyb.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can call American Stock Transfer & Trust Company toll free at (866) 624-4105 to request that you continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.

If you already elected to receive Fund shareholder reports electronically, you will not be affected by this change and you need not take any action.

Semi-Annual

Report

June 30, 2021

Item 2 -	Code of Ethics - Not required in semi-annual filing.

Item 3 -	Audit Committee Financial Experts - Not required in a semi-annual filing.

Item 4 -	Principal Accountant Fees and Services - Not required in semi-annual filing.

Item 5 -	Audit Committee of Listed Registrant - Not required in semi-annual filing.

Item 6 -	Schedule of Investments - Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 -	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not required in semi-annual filing.

Item 8 -	Portfolio Managers of Closed-End Management Investment Companies - Not required in semi-annual filing.

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Item 9 -	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not applicable.

Item 10 -	Submission of Matters to a Vote of Security Holders - Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Fund’s principal executive officer and principal financial officer concluded that the Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Fund in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Fund’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12 - Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies - None.

ITEM 13. EXHIBITS.

(a)(1)	Not Applicable.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not Applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New America High Income Fund, Inc.

By:	/s/ Ellen E. Terry
Name:	Ellen E. Terry
Title:	President
Date:	August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen E. Terry
Name:	Ellen E. Terry
Title:	President and Treasurer
Date:	August 27, 2021

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